Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Disclosure of Compensation Costs of Key Management
Compensation costs of key management, which includes executive management and the Board of Directors, are as follows:

in CHF thousands	2021	2020	2019
Short-term employee benefits	2,423	2,408	2,392
Post-employment benefits	203	205	173
Share-based compensation	1,784	1,601	1,220
Total year ended December 31	4,410	4,214	3,785